GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of changes in goodwill
Intangible assets with finite lives are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method over their estimated useful lives as follows:

Years
Distribution rights and customer contracts	6 to 15
Customer lists, license agreements and software	2 to 20
Patents and trademarks being amortized	2 to 13
Non-compete agreements	3 to 10
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2017	41,690
Acquired through business acquisitions (1)	69,136
Foreign exchange	(3,112)
Balance as of December 31, 2018	107,714
Foreign exchange	(37)
Balance as of December 31, 2019	107,677

(1)	Refer to Note 19 for additional information regarding business combinations.